Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of deferred income tax assets and liabilities
The Company’s deferred income tax assets and liabilities are as follows:

($000s)	2021	2020
Deferred income tax asset and liability, beginning of year	-	-
Expenses related to the origination and reversal of temporary differences for:
Property and equipment	10,390	(25,507)
Non-capital losses carried forward	1,580	(4,459)
Long-term liabilities	-	-
Share issue expenses	-	-
Changes in unrecognized tax benefits	(11,968)	29,967

Deferred income tax expense recognized in net earnings (loss)	6,246	3,723
Deferred income tax recovery recognized in net earnings (loss)	(6,246)	(3,723)

Deferred income tax asset, end of year	6,246	3,723
Deferred income tax liability, end of year	(6,246)	(3,723)

Reconciliation of income tax expense
Income taxes vary from the amount that would be computed by applying the average Canadian statutory income tax rate of 23% (2020 – 24%) to income before taxes as follows:

($000s)	2021	2020
Income taxes calculated at the Canadian statutory rate	14,432	(15,328)
Increases (decreases) in income taxes resulting from:
Non-deductible expenses	2,539	5,260
Changes in unrecognized tax benefits	(11,968)	29,966
Effect of tax rates in foreign jurisdictions 1	16,176	(6,562)
Changes in tax rates and other	1,232	194

Income tax expense - current	22,411	13,530

1	The statutory tax rate in Egypt is 40.55%.